AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments

June 30, 2022 (unaudited)

	Initial Acquisition Date	Shares	Value
Co-Investments - 43.8%
ACP Accelerant Co-Invest, LLC (Financials) (United Kingdom)(a),(d),*	01/31/2022	(c)	$9,656,000
AIX Pride Syndication L.P. (Information Technology)(a),*	11/16/2018	(c)	10,857,254
AP VIII Prime Security Services Holdings, L.P. (Industrials)*	04/26/2016	(c)	1,431,878
APH CUBS Co-invest LP (Financials)(a),*	11/16/2018	(c)	6,936,981
APIA BIM FPCI (Information Technology) (France)(a),*	02/25/2020	(c)	5,740,637
APIA DINO FPCI (Information Technology) (Netherland)(a),(d),*	03/11/2022	(c)	10,238,647
APIA OPUS FPCI (Information Technology) (France)(a),*	12/22/2020	(c)	3,397,780
APIA TRILOGY FPCI (Information Technology) (Belgium)(a),(d),*	09/16/2021	(c)	10,678,803
Apollo DSB Co-Invest, L.P (Healthcare)(a),*	11/14/2018	(c)	9,542,872
Armis Investors Holdings, L.P. (Information Technology)(a),*	02/03/2020	(c)	5,566,436
Base10 Advancement Initiative IH I, L.P. (Healthcare)(a),(b),(d),*	05/27/2022	(c)	5,000,000
BC Partners Aqua Co-Investment LP (Industrials) (Germany)(a),(d),*	01/11/2022	(c)	10,623,256
BC Partners Clay Co-Investment LP (Materials) (Germany)(a),(d),*	03/30/2022	(c)	14,888,703
CB Ignite Holdings, LLC (Consumer Discretionary)(b),*	08/12/2016	(c)	3,177,023
DETZ Co-Investment Aggregator, L.P. (Financials)(a),*	12/08/2021	(c)	16,380,970
Diamond LS I LP (Financials)(a),*	12/28/2016	(c)	2,705,837
Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(b),*	11/06/2015	31	547,756
Eagle Investment Trust (Industrials) (Australia)(a),*	08/12/2021	(c)	20,081,168
ECI 11 FP Limited (Information Technology) (United Kingdom)(a),*	06/07/2021	(c)	7,521,197
Epsilon Topco Limited (Information Technology)(a),(b),*	10/03/2018	(c)	2,738,744

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 43.8% (continued)
EQT Deck Co-Investment Limited Partnership (Industrials)(a),*	02/03/2017	(c)	$1,402,154
ESCP PPG Holdings, LLC (Industrials)(a),(b),*	12/14/2016	2,171,429	298,610
Golden Aggregator, L.P. (Information Technology)(a),(b),*	06/28/2021	(c)	22,379,000
H&F Flashdance Partners I, L.P. (Financials)(a),*	07/16/2018	(c)	1,355,760
Help HP SCF Investor, LP (Information Technology)(a),(b),*	05/12/2021	(c)	8,188,400
Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2020	(c)	5,101,469
Hg Riley Co-Invest L.P. (Information Technology)(a),(d),*	09/30/2021	(c)	8,365,042
Hg Secular Co-Invest L.P. (Information Technology)(a),*	09/16/2020	(c)	3,857,266
Hg Spider Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2019	(c)	4,473,174
Hg Vibranium Co-Invest L.P. (Information Technology) (Sweden)(a),(d),*	06/29/2022	(c)	20,019,961
Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(a),*	06/10/2019	(c)	6,404,506
Hygee International SARL (Materials) (France)(a),(b),*	12/17/2020	(c)	4,596,108
Incline A Aviation Co-Investment Fund (Industrials)(b),*	05/15/2020	(c)	1,984,422
Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(a),(b),*	06/26/2018	(c)	1,885,782
Insight RF Holdings, LLC (Information Technology)(a),*	07/03/2019	(c)	11,975,623
ISH Co-Invest Aggregator, L.P. (Information Technology)(a),*	05/06/2021	(c)	5,045,112
IVP XI Celestial Co-Invest LP (Industrials)(a),*	06/04/2021	(c)	7,783,185
IVP XII DK (BLOCKED) Co-Invest, L.P. (Communication Services)(a),(b),(d),*	10/01/2021	(c)	13,392,000
JP Co-Invest, LLC (Consumer Staples)(a),*	11/13/2018	(c)	2,255,407
KKR Cavalry Co-Invest L.P. (Information Technology)(a),(d),*	03/22/2022	(c)	7,337,233

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 43.8% (continued)
LEP Prelude Co-Invest, L.P. (Healthcare)(a),*	07/05/2017	(c)	$4,669,000
Logan Co-Invest, L.P. (Information Technology)(a),*	08/27/2020	(c)	5,349,040
Ocean Alliance III, L.P. (Communication Services) (China)(a),*	09/04/2020	(c)	5,381,213
Olive Investments Limited (Information Technology)(a),(d),*	09/01/2021	(c)	12,167,458
Onex ISO Co-Invest LP (Financials)(a),(d),*	10/29/2021	(c)	18,150,865
Project Alpine Co-Invest Fund, L.P. (Information Technology)(a),*	06/13/2022	(c)	39,933,992
PSG Government Brands II Co-Invest L.P. (Information Technology)(a),(d),*	07/30/2021	(c)	11,403,127
PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(c)	12,691,316
Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(c)	519,030
Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),*	08/30/2018	(c)	2,045,880
RCP Artemis Co-Invest LP (Financials)(a),*	08/01/2019	(c)	7,520,219
RL Co-investor Aggregator II L.P. (Communication Services)(a),(d),*	03/04/2022	(c)	31,455,752
Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a),*	11/26/2018	(c)	7,576,021
SDA Investors Group, LLC - Class A (Healthcare)(a),(b),*	08/03/2017	(c)	2,953,427
SDA Investors Group, LLC - Series A Pref (Healthcare)(a),(b),*	03/26/2019	(c)	1,677,357
SignalFire Opportunities Fund, L.P. (Healthcare)(a),(d),*	04/08/2022	(c)	4,967,402
SignalFire Opportunities Fund, L.P. – Series 11 (Financials)(a),(d),*	12/10/2021	(c)	5,068,669
SKCP V Sirona Co-Invest, L.P. (Healthcare) (France)(a),(d),*	12/16/2021	(c)	13,795,840
SYFS Co-INVEST, LLC (Healthcare)(a),*	09/01/2017	(c)	822,313
T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(c)	1,893,289
T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(a),*	06/28/2018	(c)	4,516,294

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 43.8% (continued)
TCP DJR Co-Invest, L.P (Energy)(a),*	11/20/2018	(c)	$4,495,806
TKC Investment Holdings, LLC (Consumer Discretionary)(a),*	10/12/2016	(c)	3,176,468
TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)*	02/26/2019	(c)	7,886,533
TPG Growth V Amplifier CI, L.P. (Healthcare)(a),(d),*	02/10/2022	(c)	10,000,000
TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)(a),*	05/09/2018	(c)	562,739
TVG-I-E-AEG Holdings (Consumer Discretionary)*	01/27/2017	(c)	1,968,798
Verdane Co-Invest Papirfly AB (Information Technology) (Norway)(a),(d),*	03/30/2022	(c)	4,530,642
Vistria AP Investment LLC (Consumer Discretionary)(a),(b),*	12/12/2019	(c)	6,322,816
WP Triton Investment, L.P. (Communication Services) (United Kingdom)*	12/10/2019	(c)	3,003,018
WP-LH Co-Invest, L.P. (Consumer Discretionary)(a),*	06/25/2015	(c)	556,576
Total Co-Investments			532,873,056

Primary Private Investment Funds - 4.8%
Abry Advanced Securities Fund IV, L.P.(a),*	02/19/2019	(c)	2,937,687
Banc Fund IX L.P.(a),*	01/19/2016	(c)	144,146
Battery Ventures Select Fund II, L.P.(a),(b),(d),*	06/27/2022	(c)	832,200
BC European Capital XI (United Kingdom)(a),(d),*	02/25/2022	(c)	7,458,474
BroadRiver III, L.P.(a),*	03/27/2018	(c)	2,926,776
Calera Capital Partners V L.P.(a),*	04/25/2016	(c)	86,935
Five Arrows Principal Investments IV SCSp (United Kingdom)(a),(b),(d),*	06/17/2022	(c)	3,397,713
GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	799,326
HGGC Fund IV(a),(d),*	12/03/2021	(c)	12,261,994
Incline Aviation Fund II(a),(b),*	05/07/2021	(c)	2,250,539
Incline Aviation I(b),*	03/09/2017	(c)	1,196,674
PSG Encore-A L.P.(a),(d),*	03/23/2022	(c)	5,763,300

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Primary Private Investment Funds - 4.8% (continued)
SignalFire Breakout Fund III, L.P.(a),(d),*	01/31/2022	(c)	$2,572,267
SignalFire Fund IV, L.P.(a),(d),*	01/31/2022	(c)	892,497
SignalFire XIR Fund, L.P.(a),(d),*	01/31/2022	(c)	1,263,683
TPG Growth V, L.P.(a),(d),*	09/17/2021	(c)	13,891,379
Total Primary Private Investment Funds			58,675,590

Secondary Private Investment Funds - 42.0%
1901 Partners LP(a),*	07/16/2015	(c)	57,374
3i Venice SCSp (United Kingdom)(a),*	01/15/2020	(c)	9,481,197
Abry Advanced Securities Fund III, L.P.(a),*	03/31/2021	(c)	5,755,421
ABRY Heritage Partners, L.P.(a),(e),*	03/31/2021	(c)	267,143
ABRY Partners IX, L.P.(a),(e),*	03/31/2021	(c)	1,488,291
ABRY Partners VI, L.P.(a),(e),*	03/31/2021	(c)	10,808
ABRY Partners VII, L.P.(e),*	03/31/2021	(c)	327,042
ABRY Partners VIII, L.P.(e),*	03/31/2021	(c)	307,337
ABRY Senior Equity III, L.P.(a),(e),*	03/31/2021	(c)	13,781
ABRY Senior Equity IV, L.P.(e),*	03/31/2021	(c)	224,030
ABRY Senior Equity V, L.P.(a),(e),*	03/31/2021	(c)	1,918,180
ACON Equity Partners 3.5, L.P.(a),(e),*	01/12/2022	(c)	2,754,913
ACON Equity Partners IV, L.P.(a),(e),*	01/04/2022	(c)	5,816,821
Allegro Private Equity Fund II, L.P. (Australia)(a),*	03/04/2020	(c)	2,041,862
Alpine Investors TEAM CV Feeder, LLC(a),*	12/17/2020	(c)	5,947,650
Altor Fund III Ltd. Partnership (Sweden)(e),*	04/07/2022	(c)	1,142,547
Altor Fund IV AB (Sweden)(a),(d),*	04/08/2022	(c)	3,021,985
Altor Fund V AB (Sweden)(a),(d),*	04/08/2022	(c)	4,076,375
Antin Infrastructure Partners III-B SCSp (Spain)(a),*	11/04/2020	(c)	4,734,689
Apax France VIII-A FCPR (France)(a),*	01/22/2019	(c)	914,161
Archer Capital GF Trust 2B (Australia)(a),*	03/04/2020	(c)	1,700,352
Archer Capital Trust 5B (Australia)(a),*	03/04/2020	(c)	591,889

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 42.0% (continued)
Ares Corporate Opportunities Fund IV, L.P.(a),*	04/13/2017	(c)	$955,829
Avenue Pantheon Broadway Fund, L.P. (United Kingdom)(a),*	03/07/2019	(c)	1,778,561
Aztiq Fund I(a),*	05/13/2019	(c)	8,442,878
Berkshire Fund IX Coinvestment Fund L.P.(a),(e),*	04/08/2022	(c)	3,353,790
Berkshire Fund IX, L.P.(a),(e),*	09/03/2021	(c)	6,594,619
Berkshire Fund VI L.P.(a),(d),*	04/08/2022	(c)	1,167,817
Berkshire Fund VII, L.P.(a),(d),*	04/08/2022	(c)	200,754
Berkshire Fund VIII L.P.(a),(d),*	04/08/2022	(c)	2,244,046
Berkshire Fund X-A, L.P.(a),(d),*	11/16/2021	(c)	382,322
Blackstone Capital Partners VI(e),*	04/07/2022	(c)	329,307
CapVest Strategic Opportunities 2 SCSp (United Kingdom)(a),*	12/01/2020	(c)	3,944,254
Carlyle Global Infrastructure Opportunity Fund, L.P.(a),(e),*	04/21/2022	(c)	11,291,627
CBPE Capital Fund IX B, L.P. (United Kingdom)(a),*	12/31/2020	(c)	2,836,180
CD&R Value Building Partners I, L.P.(a),(d),*	12/17/2021	(c)	29,541,761
Clearview Capital Fund III, L.P.(a),(e),*	04/07/2022	(c)	1,509,354
Clearview Capital Fund IV, L.P.(a),(e),*	04/08/2022	(c)	6,311,541
Clearview Capital Mezzanine Fund I, L.P.(a),(e),*	04/08/2022	(c)	1,015,201
Crescent Credit Opportunities Fund AIF, SCSp(a),*	06/02/2020	(c)	32,673
Ergon svt Long Term Value Fund SCSp (Germany)(a),*	02/24/2021	(c)	3,920,184
ESO Fund VII SCSp SICAV-RAIF (United Kingdom)(a),(d),*	09/01/2021	(c)	7,842,530
Francisco Partners III, L.P.(a),*	01/05/2015	(c)	87,570
GIP Aquarius Fund, SCSp (Brazil)(a),(d),*	10/19/2021	(c)	12,480,723
Greenbriar Equity Fund III, L.P.(a),(e),*	03/31/2021	(c)	1,603,575
H&F Arrow 2, L.P.(a),*	08/28/2020	(c)	231,791
Hellman & Friedman Capital Partners VII, L.P.(a),*	10/01/2019	(c)	135,650

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 42.0% (continued)
Hosen FCV I, L.P. (Australia)(a),(d),*	04/13/2022	(c)	$29,309,591
Housatonic Equity Investors V, L.P.(a),(e),*	04/07/2022	(c)	1,394,857
Housatonic Equity Investors VI, L.P.(e),*	04/07/2022	(c)	10,073,928
Icon Partners III, L.P.(a),*	05/10/2021	(c)	10,285,224
Icon Partners IV, L.P.(a),*	05/24/2021	(c)	15,127,150
Idinvest Growth Secondary SLP (France)(a),*	05/21/2020	(c)	6,274,917
Industrial Opportunity Partners II(a),(d),*	04/01/2022	(c)	248,399
Industrial Opportunity Partners III(a),(d),*	04/01/2022	(c)	5,618,855
Industrial Opportunity Partners IV, L.P.(a),(b),(d),*	05/06/2022	(c)	427,456
Insight Venture Partners IX, L.P.(a),*	01/02/2020	(c)	7,573,332
Insight Ventures Partners (Cayman) X, L.P.(a),(d),*	01/04/2022	(c)	14,922,615
KKR Mezzanine Partners I L.P.(a),(d),*	04/07/2022	(c)	523,655
LEP Opportunities I, L.P.(a),*	06/30/2021	(c)	14,005,652
Marwyn Value Investors II Co-Invest (Spain)(a),(d),*	04/01/2022	(c)	161,757
Marwyn Value Investors II L.P. (Spain)(a),(d),*	04/01/2022	(c)	240,077
MC Private Equity Partners I-A LP(e),*	03/31/2021	(c)	5,686,141
Medicxi Secondary I, L.P. (United Kingdom)(a),*	09/21/2020	(c)	2,968,902
MIC Capital Partners III Parallel (Cayman) LP(a),*	04/14/2021	(c)	4,651,002
Nordic Capital CF1 Alpha, L.P. (Norway)(a),*	03/11/2022	(c)	20,514,469
North Haven Capital Partners CV-A LP(a),(d),*	11/15/2021	(c)	14,487,271
Oaktree Special Situations Fund, L.P.(a),(e),*	04/07/2022	(c)	1,665,909
One Equity Partners VI, L.P.(a),(d),*	04/08/2022	(c)	1,480,889
P-O Senior Loan Opportunity Fund L.P.(a),*	09/08/2020	(c)	140,686
PAI Strategic Partnerships SCSp (United Kingdom)(a),*	12/10/2019	(c)	6,599,115
Pegasus WSJLL Fund, L.P.(a),(d),*	12/14/2021	(c)	18,329,950
Pennantpark Senior Credit Fund Cayman Levered Feeder, LP*	06/29/2021	(c)	9,917,000
Providence Equity Partners VI, L.P.*	12/12/2014	(c)	40,943

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 42.0% (continued)
PSC III G, L.P. (United Kingdom)(a),(d),*	04/04/2022	(c)	$4,869,302
RREF I SPV, L.P.(a),(d),*	05/13/2022	(c)	13,689,338
Samson Brunello 2, L.P.(a),*	02/19/2021	(c)	147,721
Samson Hockey 2, L.P.(a),*	12/23/2020	(c)	205,423
Samson Shield 2, L.P.(a),*	12/23/2020	(c)	421,491
Silver Lake Partners V, L.P.(d),*	01/04/2022	(c)	13,543,318
Silver Oak Services Fund IV, L.P.(a),(e),*	04/07/2022	(c)	2,543,594
Siris Partners II, L.P.(a),(d),*	04/01/2022	(c)	590,381
Siris Partners III, L.P.(d),*	04/07/2022	(c)	5,651,058
Siris Partners III, L.P.(d),*	04/01/2022	(c)	2,148,072
Siris Partners IV, L.P.(d),*	04/01/2022	(c)	2,766,148
Solace Capital Special Situations Fund, L.P.(a),(d),*	08/06/2021	(c)	16,217,071
Tene GPL Limited Partnership (Israel)(a),*	06/23/2021	(c)	16,032,627
Thomas H. Lee Equity Fund VIII, L.P.(a),(b),(e),*	04/01/2022	(c)	171,712
TiaraMed LP (Romania)(a),(d),*	10/15/2021	(c)	11,489,935
TPG Asia V, L.P.(a),(d),*	01/12/2022	(c)	903,320
TPG Asia VI, L.P.(a),(d),*	01/12/2022	(c)	5,438,699
TPG Growth Gator GenPar II, L.P.(a),*	12/23/2019	(c)	3,614,642
TPG Partners V, L.P.(a),*	10/31/2015	(c)	249
TPG Partners VI, L.P.(e),*	10/31/2015	(c)	672,108
TPG Partners VI, L.P.*	01/12/2022	(c)	57,185
TPG Partners VII, L.P.(e),*	01/12/2022	(c)	3,206,277
TPG Partners VIII, L.P(e),*	01/12/2022	(c)	3,442,533
Warburg Pincus Private Equity XII, L.P.(a),(d),*	09/30/2021	(c)	6,533,295
Warburg Pincus Private Equity XII, L.P.(a),(e),*	01/12/2022	(c)	5,557,299
Water Street Orion Fund, L.P.(a),(d),*	10/13/2021	(c)	17,437,616

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 42.0% (continued)
West Street Global Infrastructure Partners III, L.P.(a),(b),(e),*	04/21/2022	(c)	$9,030,397
Total Secondary Private Investment Funds			509,878,938

Common Stock - 0.0%(2)
Advanced Drainage Systems Inc		886	79,802

Short-Term Investments - 9.2%

Other Investment Companies - 9.2%
Dreyfus Government Cash Management Fund, Institutional Class, 1.29%(1)		31,527,152	31,527,152
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 1.41%(1)		31,527,253	31,527,253
JPMorgan U.S. Government Money Market Fund, IM Class, 1.37%(1)		49,378,501	49,378,501
Total Other Investment Companies			112,432,906

Total Investments - 99.8% (cost $1,051,752,873)			1,213,940,292
Other Assets, less Liabilities - 0.2%			1,899,674
Net Assets - 100.0%			$1,215,839,966

Cost of Investments by asset type is as follows:

Co-Investments	$428,560,797
Primary Private Investment Funds	57,079,615
Secondary Private Investment Funds	453,581,259
Common Stock	98,296
Short-Term Investments	112,432,906

Total	$1,051,752,873

(a)	Non-income producing.
(b)	The investment’s value was determined using significant unobservable inputs.
(c)	Investment does not issue shares.
(d)	Investment is held by AMG Pantheon Lead Fund, LLC, a wholly-owned subsidiary of AMG Pantheon Master Fund, LLC (the “Master Fund”).

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

(e)	Investment is held by AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), a wholly-owned subsidiary of the Master Fund.
(1)	Yield shown represents the June 30, 2022, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
(2)	Less than 0.05%.
*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Consolidated Schedule of Investments.

As of June 30, 2022, the aggregate cost of each investment restricted to resale was $9,656,000, $1,647,504, $1,367,355, $4,058,519, $3,335,836, $10,790,378, $3,743,598, $9,427,832, $2,141,549, $4,245,077, $5,125,000, $14,945,800, $16,352,602, $1,295,640, $14,061,119, $1,272,948, $211,614, $7,206,199, $7,328,042, $1,783,591, $367,521, $2,174,345, $15,000,000, $636,693, $7,797,897, $3,378,493, $7,857,364, $3,033,908, $2,330,057, $20,020,423, $2,204,277, $4,685,592, $1,154,552, $2,245,977, $3,376,573, $5,588,918, $8,423,573, $14,975,392, $2,188,775, $7,337,233, $1,849,814, $3,767,531, $3,520,819, $9,698,069, $19,692,078, $39,951,807, $11,524,633, $1,167,380, $218,196, $1,252,931, $3,891,786, $31,440,612, $4,602,662, $3,775,913, $1,094,361, $4,970,000, $5,100,000, $15,545,559, $2,903,362, $196,441, $2,312,991, $3,393,333, $1,551, $0, $10,038,500, $1,429,615, $434,236, $5,222,440, $1,727,490, $2,799,759, $263,162, $3,275,053, $125,416, $832,200, $7,599,812, $2,688,490, $63,833, $3,383,413, $885,468, $11,918,821, $2,393,856, $1,202,434, $6,238,708, $2,730,000, $945,000, $1,400,000, $11,397,111, $416,343, $4,395,261, $5,221,782, $213,629, $1,361,020, $21,716, $376,904, $581,237, $33,618, $213,488, $1,401,039, $1,975,446, $5,058,289, $2,611,914, $3,833,877, $1,103,684, $2,851,344, $4,182,907, $3,597,199, $624,025, $1,010,541, $914,528, $1,444,311, $1,778,561, $3,993,037, $3,076,856, $6,581,787, $1,071,386, $184,177, $2,079,724, $296,130, $358,771, $3,624,547, $9,429,313, $3,584,264, $35,088,897, $1,393,988, $5,790,375, $935,076, $18,926, $4,190,961, $6,140,594, $89,384, $1,1072,253, $1,718,492, $138,728, $806,512, $22,442,632, $1,628,985, $9,408,219, $8,609,405, $15,247,550, $2,114,571, $227,887, $6,086,234, $445,066, $4,958,990, $15,214,267, $560,789, $12,828,937, $156,607, $258,779, $2,824,184, $3,600,887, $4,490,874, $20,613,482, $10,700,185, $1,282,006, $1,530,832, $292,572, $4,788,435, $18,758,884, $9,444,860, $104,534, $5,264,440, $10,650,960, $99,515, $100,417, $445,660, $16,817,518, $2,454,173, $522,948, $5,195,450, $1,908,158, $2,532,394, $9,705,727, $8,649,185, $171,974, $9,925,663, $736,495, $4,818,154, $2,853,867, $34,419, $455,687, $381,454, $3,126,279, $3,630,008, $5,502,401, $4,493,950, $17,379,400, and $10,217,469, respectively, totaling $939,221,671.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments

June 30, 2022 (unaudited)

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Co-Investments	—	—	$75,141,445	$457,731,611	$532,873,056
Primary Private Investment Funds	—	—	7,677,126	50,998,464	58,675,590
Secondary Private Investment Funds	—	—	9,629,565	500,249,373	509,878,938
Common Stock	$79,802	—	—	—	79,802
Short-Term Investments
Other Investment Companies	112,432,906	—	—	—	112,432,906

Total Investments	$112,512,708	—	$92,448,136	$1,008,979,448	$1,213,940,292

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2022	$68,566,186	$3,224,701	$—	$71,790,887
Purchases	5,243,706	4,500,367	11,748,742	21,492,815
Sales & Distributions	—	—	(2,101,305)	(2,101,305)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain	—	(15,399)	1,187,072	1,171,673
Net change in unrealized appreciation/depreciation	1,331,553	(32,543)	(1,204,944)	94,066

Balance as of June 30, 2022	$75,141,445	$7,677,126	$9,629,565	$92,448,136

Net change in unrealized appreciation/depreciation on investments held at June 30, 2022	$1,331,553	$(32,543)	$(1,204,944)	$94,066

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of June 30, 2022. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Quantitative Information about Level 3 Fair Value Measurements					Impact to Valuation from an Increase in Input(a)
	Fair Value as of June 30, 2022	Valuation Technique(s)	Unobservable Input(s)	Range	Average
Co-Investments	$5,000,000	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Co-Investments		Market Comparables	Public Company Multiples:
	54,776		Revenue	17.50x-17.50x	17.50x	Increase
	54,028,125		EBITDA	6.30x-37.00x	15.56x	Increase
	438,204		Tower Cash Flow	25.10x-25.10x	25.10x	Increase

Co-Investments	3,684,764	Guideline Transaction Multiples	EBITDA	10.80x-22.30x	15.07x	Increase

Co-Investments	11,935,576	Discounted Cash Flows	Discount Rate Terminal Value	8.0%-13.5% 14.00x-18.00x	11.6% 9.92x	Decrease Increase
			Terminal Growth Rate	5.6%-7.5%	4.0%	Increase

Primary Private Investment Funds	3,447,213	Discounted Cash Flows	Discount Rate	8.5%-9.5%	8.8%	Decrease

Primary Private Investment Funds	4,229,913	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Secondary Private Investment Funds	9,629,565	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Total	$92,448,136

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Master Fund’s Board of Directors (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

For direct investments and certain co-investments in portfolio companies, the Board primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. Additionally, the Master Fund may utilize independent valuation firms to provide third-party valuation consulting services. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial reports or statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by the Valuation Committee of the Investment Manager, who reviews the capital account balances and may adjust the value of each Master Fund investment.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing, all outstanding investments fair valued by the Investment Manager, including a comparison with the prior month end.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

investments may not necessarily be an indication of the risk associated with investing in those investments.

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of June 30, 2022, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments	Remaining life*	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout(a)	$836,906,462	$141,614,098	1-10 years	Not Redeemable	N/A	N/A
Growth Equity(b)	111,833,327	35,191,208	1-10 years	Not Redeemable	N/A	N/A
Infrastructure(c)	46,824,579	6,682,643	1-10 years	Not Redeemable	N/A	N/A
Private Debt(d)	45,566,048	10,518,491	1-13 years	Not Redeemable	N/A	N/A
Real Assets(e)	7,317,417	9,779,996	1-13 years	Not Redeemable	N/A	N/A
Special Situations(f)	32,383,033	7,868,401	1-12 years	Not Redeemable	N/A	N/A
Venture(g)	20,596,718	20,997,800	1-10 years	Not Redeemable	N/A	N/A

Total	$1,101,427,584	$232,652,637

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.
(b)	Funds that invest in later-stage, pre-IPO companies.
(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.
(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.
(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.
(g)	Investments in new and emerging companies are usually classified as venture capital.
*	Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.